Inventories (Details) - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Inventories
Raw materials	$ 1,619,534	$ 536,368
Finished goods	1,224,555	247,883
Sub-total	2,844,089	784,251
Less: allowance for inventories	(188,856)	0
Total	$ 2,655,233	$ 784,251